Capital and reserves - Share capital and additional paid-in capital - Company issued shares (Details) $ in Thousands	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jan. 31, 2020 shares
Disclosure of classes of share capital [line items]
Ordinary shares issued	1,225,566,355				976,634,771
Share capital | ¥	¥ 92,000	¥ 92,000
Class A ordinary shares member
Disclosure of classes of share capital [line items]
Ordinary shares issued	897,275,873
Share capital	¥ 69,000		¥ 69,000	$ 8,656
Class B ordinary shares
Disclosure of classes of share capital [line items]
Ordinary shares issued	328,290,482
Share capital | ¥	¥ 23,000